Pension Plans, Retirement Benefits and Savings Plans (details) - Fair Value - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	$ 3,493	$ 3,242	$ 3,357
Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	14	15	$ 16
Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	2,755	2,565
Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	737	675
Level 2 [Member] | Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	14	15
Level 3 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1	2
Fixed maturities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	546	540
Fixed maturities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	546	540
Obligations of states, municipalities and political subdivisions [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	9	17
Obligations of states, municipalities and political subdivisions [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	9	17
Debt securities issued by foreign governments [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	14	16
Debt securities issued by foreign governments [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	14	16
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	12	16
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	12	16
All other corporate bonds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	511	491
All other corporate bonds [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	511	491
Total mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,926	1,886
Total mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,916	1,877
Total mutual funds [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	10	9
Equity mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,285	1,237
Equity mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,278	1,231
Equity mutual funds [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	7	6
Bond mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	641	649
Bond mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	638	646
Bond mutual funds [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	3	3
Equity securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	747	625
Equity securities [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	747	624
Equity securities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets		1
Other investments [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1	2
Other investments [Member] | Level 3 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1	2
Cash and short-term securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	273	189
Cash and short-term securities [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	92	64
Cash and short-term securities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	181	125
Cash and short-term securities, U.S. Treasury securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	45	25
Cash and short-term securities, U.S. Treasury securities [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	45	25
Money market mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	20	23
Money market mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	19	19
Money market mutual funds [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1	4
Cash and short-term securities, other [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	208	141
Cash and short-term securities, other [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	28	20
Cash and short-term securities, other [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	$ 180	$ 121